Other Information (Schedule Of Other Long-Term Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Unrecognized tax benefits	$ 158,321	$ 212,672
Asset retirement obligation	56,047	50,983
Non-qualified plan liabilities	10,593	10,539
Interest rate swap - long-term portion		159,124
Deferred income	12,121	15,246
Redeemable noncontrolling interest		57,855
Deferred rent	106,394	81,599
Employee related liabilities	24,265	40,145
Other	82,776	79,725
Total other long-term liabilities	$ 450,517	$ 707,888